
         PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
======================


 PRINCIPAL                                                                                         U.S. $
AMOUNT US $                                                              RATE        MATURITY      VALUE
-----------                                                             ------       --------    ----------
              U.S. GOVERNMENT SECURITIES--95.2%
$1,600,000    Federal Home Loan Mortgage Corporation, Discount Note
                 (Cost $1,600,000).................................     6.0000%      10/01/97    $1,600,000

 3,700,000    U.S. Treasury Note
                 (Cost $3,780,919).................................     6.6250%      03/31/02     3,788,541
                                                                                                 ----------
                                                                                                  5,388,541
                                                                                                 ----------
              ARGENTINIAN GOVERNMENT SECURITIES--8.0%
   500,000    Republic of Argentina, Floating Rate Bond
                (Cost $453,438)....................................     6.8750%(1)   03/31/23       453,750
                                                                                                 ----------
              BRAZILIAN GOVERNMENT SECURITIES--7.5%
   500,000    Republic of Brazil-EI-L, Floating Rate Bond
                (Cost $423,750)....................................     6.9375%(1)   04/15/12       423,775
                                                                                                 ----------
              MEXICAN GOVERNMENT SECURITIES--7.2%
   500,000    Republic of Mexico-Par, Fixed Rate Bond
                (Cost $415,000)....................................     6.2500%      12/31/19       407,446
                                                                                                 ----------
              VENEZUELAN GOVERNMENT SECURITIES--7.7%
   500,000    Republic of Venezuela DCB,  Floating Rate B and
                (Cost $441,250)....................................     6.7500%(1)   03/31/20       436,654
                                                                                                 ----------
                TOTAL INVESTMENTS IN SECURITIES
                   (COST $7,114,357)* (NOTES 2A, 2B AND 3).....................        125.6%     7,110,166
                LIABILITIES IN EXCESS OF OTHER ASSETS .........................        (25.6%)   (1,447,457)
                                                                                       ------    ----------
                TOTAL NET ASSETS...............................................        100.0%    $5,662,709
                                                                                       ======    ==========
----------

(1) Floating rate securities-rates shown are coupon rates as of September 30, 1997.

* Cost for Federal income tax purposes is $7,114,357 and net unrealized depreciation consists of the following:

            Gross unrealized appreciation .................     $7,959
            Gross unrealized depreciation .................    (12,150)
                                                               -------
            Net unrealized depreciation ...................    ($4,191)
                                                               =======


                 See accompanying notes to financial statements


         STATEMENT OF ASSETS AND LIABILITIES
         SEPTEMBER 30, 1997
======================

ASSETS:
Investments at market value (identified cost $7,114,357)
  (Notes 2A and 3)...............................................   $7,110,166
Cash.............................................................      215,957
Receivable for:
    Interest ....................................................       92,760
    Investments sold unsettled...................................        7,000
Deferred organization expenses (Note 2F) ........................       45,215
Prepaid expenses ................................................       10,045
                                                                    ----------
   Total Assets..................................................    7,481,143
                                                                    ----------

LIABILITIES:
Payable for investment securities purchased......................    1,777,302
Accrued expenses.................................................       41,132
                                                                    ----------
   Total Liabilities.............................................    1,818,434
                                                                    ----------
NET ASSETS.......................................................   $5,662,709
                                                                    ==========

CLASS A SHARES:
   Net assets (Applicable to 16,471 shares; unlimited number
     of shares of beneficial interest authorized without
     par value)..................................................     $117,685
                                                                    ==========
   Net asset value and redemption price per share
     ($117,685/16,471 shares)....................................        $7.15
                                                                    ==========
   Offering price per share (100/96.5 of $7.15)*.................        $7.41
                                                                    ==========
CLASS B SHARES:
   Net assets (Applicable to 781,794 shares; unlimited number of shares of beneficial interest authorized without
     par value)..................................................   $5,347,847
                                                                    ==========
   Net asset value, offering and redemption price per share
      ($5,347,847/781,794 shares)................................        $6.84
                                                                    ==========
CLASS C SHARES:
   Net assets (Applicable to 28,945 shares; unlimited number of shares of beneficial interest authorized without
      par value).................................................     $197,177
                                                                    ==========
   Net asset value, offering and redemption price per share
      ($197,177/28,945 shares)...................................        $6.81
                                                                    ==========
----------

* The offering price is reduced on purchases in excess of $100,000.

Net assets at September 30,1997 consisted of:
       Paid-in capital...........................................   $5,664,680
       Accumulated net investment income.........................       10,056
       Accumulated net realized losses on investments............       (7,836)
       Unrealized depreciation of investments....................       (4,191)
                                                                    ----------
                                                                    $5,662,709
                                                                    ==========


                 See accompanying notes to financial statements

         STATEMENT OF OPERATIONS
         FOR THE YEAR ENDED SEPTEMBER 30, 1997
======================


INVESTMENT INCOME:

INCOME:
   Interest......................................................   $  728,860
                                                                    ----------
EXPENSES:
   Management fees (Note 5)......................................       55,618
   Distribution fees (Note 4)....................................       55,417
   Transfer agent fees...........................................       51,500
   Accounting services...........................................       43,500
   Amortization of organization expenses (Note 2F)...............       41,676
   Registration and filing fees..................................       33,800
   Professional fees.............................................       29,000
   Shareholder reports...........................................       18,000
   Insurance expense.............................................       17,772
   Administration fees (Note 5)..................................        8,557
   Custodian fees................................................        8,500
   Trustees' fees................................................        5,800
   Miscellaneous expenses........................................        4,300
                                                                    ----------
           Total expenses........................................      373,440
   Expenses waived (Note 5)......................................      (32,124)
                                                                    ----------
             Net expenses........................................      341,316
                                                                    ----------
             Net investment income...............................      387,544
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments..............................    1,301,753
   Decrease in unrealized appreciation of investments............     (714,538)
                                                                    ----------
   Net realized and unrealized gain on investments...............      587,215
                                                                    ----------
         Net increase in net assets resulting from operations....   $  974,759
                                                                    ==========


                 See accompanying notes to financial statements

         Statements of Changes in Net Assets
=====================


                                                                                           Year Ended              Year Ended
                                                                                        September 30, 1997      September 30, 1996
                                                                                        ------------------      ------------------

Operations:
   Net investment income .......................................................         $    387,544           $  1,181,127
   Net realized gain (loss) on investments .....................................            1,301,753              1,449,373
   Net realized loss on foreign currency transactions ..........................                 --                 (186,521)
   Increase (decrease) in unrealized appreciation of investments
      and foreign currencies ...................................................             (714,538)               420,669
                                                                                         ------------           ------------
   Net increase in net assets resulting from operations ........................              974,759              2,864,648

Distributions to Shareholders:
   Distributions from net investment income ....................................             (474,470)              (994,606)
   Distributions in excess of net investment income ............................                 --                 (264,101)

Capital Share Transactions:
   Net decrease in net assets derived from change in
     outstanding shares (a):
          Class A shares .......................................................             (109,779)               (21,358)
          Class B shares .......................................................           (6,424,001)            (5,292,330)
          Class C shares .......................................................             (320,755)            (2,856,136)
                                                                                         ------------           ------------
                  Total decrease ...............................................           (6,354,246)            (6,563,883)

Net Assets:
Beginning of the period ........................................................           12,016,955             18,580,838
                                                                                         ------------           ------------

End of the period  .............................................................         $  5,662,709           $ 12,016,955
                                                                                         ============           ============




                 See accompanying notes to financial statements

(a) A summary of capital share transactions follows:


                                                                                          Year Ended September 30, 1997
                                                                      ------------------------------------------------------------
                                                                           Class A                  Class B                Class C
                                                                      ------------------   ------------------     ------------------
Shares:
Shares sold ...................................................                    61                  8,067                  1,566
Shares issued in payment of distributions
   to shareholders ............................................                   487                 24,520                  1,837
                                                                          -----------            -----------            -----------
                                                                                  548                 32,587                  3,403
Shares redeemed ...............................................               (16,238)            (1,002,312)               (52,014)
                                                                          -----------            -----------            -----------
      Net decrease ............................................               (15,690)              (969,725)               (48,611)
                                                                          ===========            ===========            ===========

Dollars:
Shares sold ...................................................           $       421            $    53,233            $    10,226
Shares issued in payment of distributions
   to shareholders ............................................                 3,348                161,381                 11,993
                                                                          -----------            -----------            -----------
                                                                                3,769                214,614                 22,219
Shares redeemed ...............................................              (113,548)            (6,638,615)              (342,974)
                                                                          -----------            -----------            -----------
      Net decrease ............................................           ($  109,779)           ($6,424,001)           ($  320,755)
                                                                          ===========            ===========            ===========



                                                                                           Year Ended September 30, 1996
                                                                      ------------------------------------------------------------
                                                                           Class A                 Class B                  Class C
                                                                      ------------------   ------------------     ------------------
Shares:
Shares sold ...................................................                 9,039                 82,240                  1,095
Shares issued in payment of distributions
   to shareholders ............................................                   770                 64,311                  6,071
                                                                          -----------            -----------            -----------
                                                                                9,809                146,551                  7,166
Shares redeemed ...............................................               (13,657)            (1,029,941)              (480,937)
                                                                          -----------            -----------            -----------
      Net decrease ............................................                (3,848)              (883,390)              (473,771)
                                                                          ===========            ===========            ===========

Dollars:
Shares sold ...................................................           $    55,859            $   483,243            $     6,140
Shares issued in payment of distributions
   to shareholders ............................................                 4,682                377,849                 35,551
                                                                          -----------            -----------            -----------
                                                                               60,541                861,092                 41,691
Shares redeemed ...............................................               (81,899)            (6,153,422)            (2,897,827)
                                                                          -----------            -----------            -----------
      Net decrease ............................................           ($   21,358)           ($5,292,330)           ($2,856,136)
                                                                          ===========            ===========            ===========



                 See accompanying notes to financial statements

         Financial Highlights
         Class A Shares
=====================

                (For a Share Outstanding Throughout Each Period)



                                                                                                                  February 28, 1994*
                                               Year Ended               Year Ended          Year Ended                    to
                                            September 30, 1997    September 30, 1996    September 30, 1995        September 30, 1994
                                           ---------------------  -------------------   --------------------   ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .....   $   6.73                $   5.99             $   6.91                    $   7.35

Income (loss) from investment operations--
   Net investment income .................       0.35(a)                 0.50(a)              0.51                        0.14
   Net realized and unrealized gain (loss)
     on investments and foreign
      currency transactions ..............       0.46(a)                 0.74(a)             (0.92)                      (0.32)
                                             --------                --------             --------                    --------
         Total from investment operations        0.81                    1.24                (0.41)                      (0.18)
                                             --------                --------             --------                    --------
Less distributions--
   Distributions from net
     investment income ...................      (0.35)                  (0.44)                  --                       (0.14)
   Distributions in excess of net
      investment income ..................      (0.04)                  (0.06)               (0.51)                      (0.12)
                                             --------                --------             --------                    --------
     Total distributions .................      (0.39)                  (0.50)               (0.51)                      (0.26)
                                             --------                --------             --------                    --------
Net asset value, end of period ...........   $   7.15                $   6.73             $   5.99                    $   6.91
                                             ========                ========             ========                    ========
TOTAL RETURN (EXCLUDES SALES CHARGES) ....      12.42                   21.95                (5.68%)                     (2.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ................   $117,685                $216,386             $215,633                    $364,402
Ratio to average net assets
   Expenses (excluding interest expense)--
      Before expense waiver ..............       3.97                    2.87                 2.97                      %2.86(b)
      After expense waiver ...............       3.35                    2.50                 2.50%                      1.41(b)
   Net investment income (excluding
                 interest expense)--
      Before expense waiver ..............       4.55                    7.91                 9.07%                      9.42(b)
      After expense waiver ...............       5.17                    8.28                 9.54%                     10.87(b)
Interest expense .........................       --                      --                   0.87%                      1.83(b)
Portfolio turnover rate ..................        231%                    235%                 204%                       407%
Average daily borrowing outstanding
  during period ..........................       --                       --              $  40,036                   $87,049
Average daily shares outstanding
  during period ..........................       --                       --                 48,764                    35,151
Average daily borrowings outstanding
  per share during period ................       --                       --              $    0.82                   $  2.48

--------
 *  Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.


                 See accompanying notes to financial statements

         Financial Highlights
         Class B Shares
=====================

                (For a Share Outstanding Throughout Each Period)



                                                                                                                  February 28, 1994*
                                               Year Ended               Year Ended          Year Ended                    to
                                            September 30, 1997    September 30, 1996    September 30, 1995        September 30, 1994
                                           ---------------------  -------------------   --------------------   ---------------------

Per Share Operating Performance
Net asset value, beginning of period.........   $     6.45         $      5.77            $      6.65   $                 7.35

Income (loss) from investment operations--
   Net investment income.....................         0.30(a)             0.44(a)                0.50                     0.28
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions...................         0.44(a)             0.69(a)               (0.88)                   (0.46)
                                                ----------         -----------             -----------             -----------
         Total from investment operations....         0.74                1.13                  (0.38)                   (0.18)
                                                ----------         -----------             -----------             -----------

Less distributions--
    Distributions from net investment income.        (0.30)              (0.36)                  --                      (0.28)
    Distributions in excess of net
      investment income .....................        (0.05)              (0.09)                 (0.50)                   (0.24)
                                                ----------         -----------            -----------              -----------
      Total distributions....................        (0.35)              (0.45)                 (0.50)                   (0.52)
                                                ----------         -----------            -----------              -----------
Net asset value, end of period...............        $6.84         $      6.45            $      5.77              $      6.65
                                                ==========         ===========            ===========              ===========

Total Return (excludes sales charges)........        11.81%              20.63%                 (5.55%)                  (2.48%)

Ratios/Supplemental Data
Net assets, end of period....................   $5,347,847         $11,303,444            $15,194,572              $17,001,490
Ratio to average net assets
   Expenses (excluding interest expense)--
      Before expense waiver..................         4.36%               3.62%                  3.11%                    3.61(b)
      After expense waiver...................         3.99%               3.46%                  2.62%                    1.75(b)
   Net investment income (excluding
     interest expense)--
       Before expense waiver.................         4.16%               7.16%                  8.84%                    8.14(b)
       After expense waiver..................         4.53%               7.33%                  9.33%                   10.00(b)
Interest expense.............................           --                 --                    0.78%                    1.69(b)
Portfolio turnover rate......................          231%                235%                   204%                     407%
Average daily borrowing outstanding
  during period..............................           --                 --             $ 2,111,536              $ 4,404,462
Average daily shares outstanding
  during period..............................           --                 --               3,008,143                1,848,041
Average daily borrowings outstanding
  per share during period....................           --                 --             $      0.70              $      2.38

-----------------
 *  Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.


                 See accompanying notes to financial statements

         Financial Highlights
         Class C Shares
=====================

                (For a Share Outstanding Throughout Each Period)



                                                                                                                  February 28, 1994*
                                               Year Ended               Year Ended          Year Ended                    to
                                            September 30, 1997    September 30, 1996    September 30, 1995        September 30, 1994
                                           ---------------------  -------------------   --------------------   ---------------------

Per Share Operating Performance
Net asset value, beginning of period........   $ 6.41              $   5.75                  $     6.65               $     7.35

Income (loss) from investment operations--
   Net investment income...................      0.29(a)               0.46(a)                     0.49                     0.28
   Net realized and unrealized gain (loss)
    on investments and foreign
    currency transactions..................      0.43(a)               0.65(a)                    (0.89)                   (0.46)
                                             --------              --------                  ----------               ----------
       Total from investment operations....      0.72                  1.11                       (0.40)                   (0.18)
                                             --------              --------                  ----------               ----------
Less distributions--
    Distributions from net
      investment income....................     (0.29)                (0.34)                        --                     (0.28)
    Distributions in excess of net
      investment income....................     (0.03)                (0.11)                      (0.50)                   (0.24)
                                             --------              --------                  ----------               ----------
      Total distributions..................     (0.32)                (0.45)                      (0.50)                   (0.52)
                                             --------              --------                  ----------               ----------
Net asset value, end of period.............    $ 6.81              $   6.41                       $5.75                    $6.65
                                             ========              ========                  ==========               ==========
Total Return (excludes sales charges)......     11.59%                20.34%                      (5.86%)                  (2.48%)

Ratios/Supplemental Data
Net assets, end of period..................  $197,177              $497,125                  $3,170,633               $4,987,379
Ratio to average net assets
   Expenses (excluding interest expense)--
      Before expense waiver................      4.71%                 3.62%                       3.10%                    3.61(b)
      After expense waiver.................      4.34%                 3.46%                       2.62%                    1.82(b)
   Net investment income (excluding
    interest expense)--
      Before expense waiver................      3.81%                 7.16%                       8.91%                    8.32(b)
      After expense waiver.................      4.18%                 7.33%                       9.40%                   10.11(b)
Interest expense...........................      --                     --                         0.83%                    1.74(b)
Portfolio turnover rate....................       231%                  235%                        204%                     407%
Average daily borrowing outstanding
  during period............................      --                     --                   $  481,332               $1,319,294
Average daily shares outstanding
  during period............................      --                     --                      637,550                  545,628
Average daily borrowings outstanding
  per share during period..................      --                     --                   $     0.75               $     2.42


-----------------
 *  Date of initial public offering.
(a) Based upon average shares outstanding throughout the period.
(b) Annualized.


                 See accompanying notes to financial statements

         NOTES TO FINANCIAL STATEMENTS
         SEPTEMBER 30, 1997
======================

NOTE 1--ORGANIZATION

Astra Institutional Trust ("the Company"), is registered under the investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is authorized to issue shares in separate series. The Company currently offers three classes of shares (the "Class A Shares", the "Class B Shares", and the "Class C Shares") in one non-diversified series, Astra All-Americas Government Income Trust (the "Trust"). The Class A Shares are sold with a front-end sales charge. The Class B and Class C Shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Classes' distribution arrangement), liquidation and distributions.

The Trust's investment objective is to seek the highest level of current income, consistent with what Astra Management Corporation (the "Manager") considers to be reasonable investment risk, available through investment in a portfolio of
(i) debt securities issued or guaranteed by the governments of the United States and other North and South American countries and (ii) investment grade debt securities issued by corporations in these countries. There can be no assurance that the Trust's investment objective will be achieved.

The Trust may incur indebtedness for the purpose of acquiring additional portfolio investments (known as "leverage"). Leverage is a speculative technique in that it will increase the Trust's exposure to capital risk and may result in higher volatility in the net asset value of the Trust's shares. There can be no assurance that a leveraging strategy will be successful during periods in which it is employed.

The Trust commenced operations on November 1, 1993, the date on which it began investing in accordance with its registration statement. At such time only Class B Shares and Class C Shares were offered for sale. On February 28, 1994, Class A Shares were offered for sale.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in accordance with generally accepted accounting principles.

    A. SECURITY VALUATION. The securities held in the Trust's portfolio are valued by using market quotations, or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities of the Trust which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation will be the last reported sales price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the last available bid and offered prices. Securities for which reliable quotations or pricing services are not readily available and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees of the Company, which procedures may include the delegation of certain responsibilities regarding valuation to the officers of the Company. The officers of the Company report, as necessary, to the Trustees of the Company regarding portfolio valuation determination. Foreign securities are valued on the basis of quotations from the primary market in which they are traded.

    B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

    C. FORWARD CURRENCY CONTRACTS. The Trust may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the forward currency contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.

        Investments in forward currency contracts may expose the Trust to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

    D. FEDERAL INCOME TAXES. The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

    E. SECURITY TRANSACTIONS, INCOME, DIVIDENDS AND DISTRIBUTIONS. As is common in the industry, security transactions are recorded on the trade date. Interest income is accrued as earned. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust intends to declare and pay monthly dividends.

        The character of distributions paid to shareholders is determined by reference to income as determined for income tax purposes (after giving appropriate effect to temporary differences between the financial reporting and tax basis of assets and liabilities) rather than income as determined for financial reporting purposes.

        Distributions paid to shareholders during the year ended September 30, 1997 exceeded net investment income as determined for income tax purposes as a result of certain non-deductible operating expenses.

    F. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred by the Company in connection with the organization and registration of the Trust's shares will be borne by the Trust and are being amortized to expense on a straight-line basis over a period of five years.

    H. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3--INVESTMENTS

For the year ended September 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $18,691,532 and $25,512,020, respectively.


NOTE 4--DISTRIBUTION PLANS

CLASS A SHARES. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act the ("Class A Plan"), whereby it may pay up to a maximum annual rate of
 .25% of the average net assets of the Class A Shares to Astra Fund Distributors Corp. ("Distributors"), the principal underwriter (the "Principal Underwriter"), for expenses incurred in the distribution of the Trust's Class A Shares. Pursuant to the Plan, Distributors is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the Trust's Class A Shares, including the printing of prospectuses and reports used for sales purposes, expenses for preparation and printing of sales literature and other related expenses, including any distribution or service fees paid to securities dealers or institutions who have executed a distribution or service agreement with Distributors. During the year ended September 30, 1997, Distributors was reimbursed $478 for distribution costs incurred under the Class A Plan.

The plan permits Distributors to carry forward for a maximum of three years (without carrying charges) distribution expenses from prior years covered by the Plan for which Distributors has not received reimbursement. At September 30, 1997, Distributors had incurred $17,607 of distribution expenses in excess of amounts currently reimbursable by the Trust pursuant to the Class A Plan. In the event that the Plan is terminated in accordance with its terms, the obligation of the Trust to make payments to Distributors pursuant to the Class A Plan will cease and the Trust will not be required to make any payments for expenses incurred after termination.

CLASS B AND CLASS C SHARES. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Plan" and the "Class C Plan"), whereby it will provide daily compensation to Distributors in the form of sales commissions equal to 5% of the amount received by the Trust for each Class B Share sold and 4% of the amount received for each Class C Share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of .75% of the average net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1997, daily compensation paid to Distributors was $31,132 and $2,895 for the Class B and Class C Shares, respectively.

Uncovered Distribution Charges consist of cumulative sales commissions, interest fees and Exchange-In Charges, reduced by cumulative daily compensation, contingent deferred sales charges (See Note 7) and Exchange-Out Charges. Exchange-In Charges and Exchange-Out Charges represent a pro-rata portion of the Uncovered Distribution Charges existing on the date of eligible shareholder exchanges in or out of the Trust. At September 30, 1997, such Uncovered Distribution Charges amounted to $181,512 for the Class C Plan.

On March 1, 1997, Class B Shares had no Uncovered Distribution Charges pursuant to the Class B Plan and accordingly, discontinued the accrual of daily compensation payments. The Class B Plan also contains provisions which contractually obligate the Principal Underwriter to reduce the Trust's investment management fee to the extent it has collected contingent deferred sales charges from redeeming shareholders when there were no such Uncovered Distribution Charges. During the year ended September 30, 1997, such reduction amounted to $13,250.

The Class B and Class C Plans also provide for the payment to Distributors of a trail or maintenance fee, accrued daily and paid monthly, in an amount equal to an annual rate of .25% of average daily net assets of the Class B and Class C Shares, respectively. During the year ended September 30, 1997, maintenance fees paid to Distributors amounted to $19,936 and $976 for the Class B and Class C Plans, respectively.


NOTE 5--INVESTMENT MANAGEMENT FEES AND OTHER
TRANSACTIONS WITH AFFILIATES

The Manager provides the Trust with investment management services pursuant to an Investment Management Agreement. The Manager furnishes investment management services, including furnishing requisite office space and personnel, and in general supervising and managing the Trust's portfolio subject to the ultimate supervision and direction of the Company's Trustees. As compensation for its services, the Manager is paid a monthly fee which is equal to the annual rate of
 .65% of the Trust's average daily gross assets. Gross assets for purposes of calculating such fee consist of average daily net assets increased by average daily debt outstanding.

Pursuant to the Investment Management Agreement, the Manager will reduce its aggregate fees for any fiscal year, or reimburse the Trust, to the extent required so that the Trust's expenses do not exceed the expense limitations applicable to the Trust under the securities laws or regulations of those states or jurisdictions in which the Trust's shares are registered or qualified for sale. During the year ended September 30, 1997, the Manager reimbursed $31,645 of expenses of the Trust pursuant to these expense limitation provisions. Effective January 1, 1997, these expense limitation provisions are no longer applicable to the Trust.

The Manager has voluntarily agreed to further limit the Trust's aggregate operating expenses during the year ended September 30, 1997, resulting in a waiver of expenses in the amount of $478.

Atlas Holdings Group, Inc., (the "Administrator"), provides the Trust with administrative services pursuant to an Administration Agreement. These administrative services include supervising the preparation of all documents required for compliance by the Trust with applicable laws and regulations, supervising and maintenance of books and records, and other general and administrative responsibilities. As compensation for its services, the Administrator is paid a monthly fee which is equal to the annual rate of .10% of the Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors of the Manager, Distributors and Administrator which are affiliated companies.


NOTE 6--BORROWINGS

BANK LOAN. The Trust has entered into a Loan and Pledge Agreement (the "Agreement") with a bank. Pursuant to the Agreement, the Trust may borrow an amount not to exceed the lesser of $50 million or the maximum borrowing permitted under the 1940 Act. All borrowings under the Agreement will be collateralized by securities pledged to the bank. The bank will lend up to a specified percentage of the market value of the pledged securities. The percentage varies depending upon the type of pledged securities but currently will not exceed 93%. All borrowings are due upon demand and bear interest at LIBOR plus 1% payable monthly.

During the year ended September 30, 1997, the Trust had no balances outstanding pursuant to this Agreement.

REVERSE REPURCHASE AGREEMENTS. The Trust has entered into a Master Repurchase Agreement (the "Agreement") with a bank. The Agreement provides that the Trust may periodically enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale and delivery of securities by the Trust to the bank coupled with an agreement to buy the securities back at a later date at an agreed price. The Trust pays the bank a fixed rate of interest for the use of the funds for the term of the reverse repurchase agreement. During the year ended September 30, 1997, the Trust did not enter into any Reverse Repurchase Agreements.


NOTE 7--CONTINGENT DEFERRED SALES CHARGES

Class B and Class C Shares redeemed within certain periods after purchase will be subject to a contingent deferred sales charge ("CDSC"). Redemption proceeds will be applied first against shares not subject to the CDSC for purposes of calculating the applicable CDSC. The CDSC will not be imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation in the value of the shares acquired. The CDSC is paid by the redeeming shareholder to Distributors and is imposed at the following rates:

YEAR OF REDEMPTION                                  CLASS B     CLASS C
AFTER PURCHASE                                       CDSC        CDSC
--------------                                      -------     -------
First ........................................       4.00%       1.50%
Second .......................................       3.00%       0.00%
Third ........................................       2.00%       0.00%
Fourth .......................................       1.00%       0.00%
Fifth and thereafter .........................       0.00%       0.00%


NOTE 8--SUBSEQUENT EVENT

At a meeting of the Board of Trustees on October 20, 1997, a plan of liquidation for the Trust was approved. The target date for liquidation is immediately following the special meeting of shareholders on December 29, 1997, subject to approval by the shareholders.

         REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
===================


To the Board of Trustees of Astra Institutional Trust and the
Shareholders of Astra All-America Government Income Trust

     We have audited the accompanying statement of assets and liabilities of Astra All-Americas Government Income Trust (a series of shares of beneficial interest of Astra Institutional Trust), including the portfolio of investments, as of September 30, 1997 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated hereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an oppinion on these financial statements and financial highlights basrd on our audit.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain resonable assurance about whether the financial statements and financial highlights are free from material misstatement. An Audit includes examing, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securuities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also include assessing the accounting principles used in significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a resonable basis for our oppinion.

     In our opinion, the fonancial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astra All-American Government Income Trust as of September 30, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated theron, in conformity with generally accepted accounting principles.


                                                   TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
October 17, 1997

=========================================================
750 B Street
Suite 2350
San Diego, CA 92101

---------------------------------------------------------

Astra All-Americas Government
Income Trust



INVESTMENT MANAGER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-619-238-7100

PRINCIPAL UNDERWRITER
Astra Management Corp.
750 B Street
Suite 2350
San Diego, CA 92101
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141















This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes details regarding the Trust's objectives, policies, sales commissions and other information.


AAG 1297 1.5                                                        AST 610173





                                   ASTRA LOGO

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                                   ASTRA
                                   ALL-AMERICAS
                                   GOVERNMENT
                                   INCOME TRUST

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                                   ANNUAL REPORT
                                   SEPTEMBER 30, 1997